RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Jun. 30, 2024	Mar. 31, 2023
Statement [Line Items]
Balances due to related parties	$ 101,428	$ 147,333
Hunter Dickinson Services Inc.
Statement [Line Items]
Balances due to related parties	101,428	134,251
Thomas Wilson (CFO Fees) [Member]
Statement [Line Items]
Balances due to related parties	0	5,496
United Mineral Services Ltd.
Statement [Line Items]
Balances due to related parties	$ 0	$ 7,586